Consolidated VIEs and Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Information of consolidated VIEs
The following table includes selected consolidated financial information as of December 31, 2022 and 2021 of the Company's consolidated VIEs, as included in its Consolidated Financial Statements, in each case, after intercompany eliminations.

	December 31, 2022		December 31, 2021
(Amounts in millions)	SBG JVs(1)	Other VIEs(2)	SBG JVs(1)	Other VIEs(2)
Consolidated VIE Balance Sheets information:
Cash and cash equivalents	$55	$6	$101	$8
Property and equipment, net	498	—	621	—
Restricted cash	3	—	10	—
Total assets	2,299	10	2,708	15
Long-term debt, net	3	—	6	—
Total liabilities	2,176	3	2,368	3
Redeemable stock issued by VIEs	80	—	80	—
Total net assets(3)	43	7	260	12

The following tables include selected consolidated financial information for the years ended December 31, 2022, 2021 and 2020, of the Company's consolidated VIEs, as included in its Consolidated Financial Statements, for the periods they were considered VIEs and in each case, after intercompany eliminations.

	Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
(Amounts in millions)	SBG JVs(1)	Other VIEs(2)	SBG JVs(1)	Other VIEs(2)	SBG JVs(1)	Other VIEs(2)
Consolidated VIE Statements of Operations information:
Total revenue	$429	$14	$262	$15	$498	$21
Net income (loss)	(252)	3	(192)	2	(750)	(3)

	Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
(Amounts in millions)	SBG JVs(1)	Other VIEs(2)	SBG JVs(1)	Other VIEs(2)	SBG JVs(1)	Other VIEs(2)
Consolidated VIE Statements of Cash Flows information:
Net cash provided by (used in) operating activities	$(107)	$5	$(117)	$5	$(38)	$3
Net cash used in investing activities	(16)	—	(27)	—	$(237)	$(1)
Net cash provided by (used in) financing activities	42	(8)	94	(1)	$73	$(2)

(1)The “SBG JVs” include JapanCo, LatamCo, ChinaCo and PacificCo, as of and for the periods that each represented a consolidated VIE. The ChinaCo Deconsolidation occurred on October 2, 2020 and as a result, ChinaCo results and balances are not included above for the period subsequent to deconsolidation. The PacificCo Roll-up occurred on April 17, 2020 and as a result, PacificCo results and balances are not included above for the period subsequent to April 17, 2020. The Company entered into the LatamCo agreement on September 1, 2021 and, as a result, LatamCo results and balances are not included above for the period prior to September 1, 2021. The consent of an affiliate of SoftBank Group Capital Limited is required for any dividends to be distributed by JapanCo and LatamCo. As a result, any net assets of JapanCo and LatamCo would be considered restricted net assets to the Company as of December 31, 2022. The net assets of the SBG JVs include membership interest in JapanCo issued to affiliates of SBG with liquidation preferences totaling $500 million as of December 31, 2022 and 2021 and ordinary shares in LatamCo totaling $80 million as of December 31, 2022 and 2021 that are redeemable upon the occurrence of event that is not solely within the control of the company. After reducing the net assets of the SBG JVs by the liquidation preference associated with such membership interest and redeemable ordinary shares, the remaining net assets of the SBG JVs are negative as of December 31, 2022 and December 31, 2021.
(2)For the years ended December 31, 2022 and 2021, "Other VIEs" includes WeCap Manager and WeCap Holdings Partnership. For the year ended December 31, 2020, "Other VIEs” includes WeCap Manager, WeCap Holdings Partnership, WeWork Waller Creek, 424 Fifth Venture and the Creator Fund in the periods prior to any disposal or deconsolidation as discussed above.
(3)Total net assets represents total assets less total liabilities and redeemable stock issued by VIEs after the total assets and total liabilities have both been reduced to remove amounts that eliminate in consolidation.
ChinaCo contributed the following to the Company's Consolidated Statements of Operations prior to its deconsolidation on October 2, 2020, in each case excluding amounts that eliminate in consolidation:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Revenue	$—	$—	$206
Location operating expenses	—	—	266
Pre-opening location expenses	—	—	14
Selling, general and administrative expenses	—	—	69
Restructuring and other related (gains) costs	—	—	(19)
Impairment expense/(gain on sale) of goodwill, intangibles and other assets	—	—	450
Depreciation and amortization	—	—	39
Total expenses	—	—	819
Total interest and other income (expense), net	—	—	3
Net loss	$—	$—	$(610)
Net (loss) income attributable to WeWork Inc.	$—	$—	$(63)